Summary of Significant Accounting Policies (Details Narrative)	12 Months Ended
	Dec. 31, 2018 USD ($) shares	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($) shares	Dec. 31, 2018 CNY (¥)
Cash equivalents
Allowance for loans to third party	6,119,594
Value-added tax receivable from customers	1,006,361	356,038
Impairment of long-lived assets	73,999
Interest and penalties
Unrecognized uncertain tax positions
Research and development expenses	$ 3,512,512	$ 92,683
Antidilutive securities excluded from computation of earnings per share, amount | shares
Deferred offering cost		$ 312,202
Deferred issuing costs		864,673
RMB [Member]
Payment of income tax | ¥				¥ 100,000
Minimum [Member]
Percentage of statutory surplus reserve after tax net income	10.00%
Maximum [Member]
Percentage of statutory surplus reserve after tax net income	50.00%
Electronic Equipment [Member]
Percentage of residual value	5.00%			5.00%
Furniture [Member]
Percentage of residual value	5.00%			5.00%
Leasehold Improvement [Member]
Percentage of residual value	0.00%			0.00%
February 28, 2019 [Member]
Accounts receivable, except for the principle of factoring as percentage collected	75.00%			75.00%
Third Parties [Member]
Allowance for loans to third party	$ 7,119,594